Provisions for expected credit losses - Provision for ECL by class and stage (Details) - Loans and credit commitments - AUD ($) $ in Millions	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Provisions for expected credit losses
Provisions for ECL/Impairment charges	$ 4,675	$ 4,999	$ 5,482
Performing - Stage 1
Provisions for expected credit losses
Provisions for ECL/Impairment charges	1,078	936	1,022
Performing - Stage 2
Provisions for expected credit losses
Provisions for ECL/Impairment charges	2,107	2,091	2,568
Non-performing - Stage 3
Provisions for expected credit losses
Provisions for ECL/Impairment charges	1,490	1,972	1,892
Housing
Provisions for expected credit losses
Provisions for ECL/Impairment charges	1,442	1,508	1,714
Housing | Performing - Stage 1
Provisions for expected credit losses
Provisions for ECL/Impairment charges	264	160	180
Housing | Performing - Stage 2
Provisions for expected credit losses
Provisions for ECL/Impairment charges	680	741	704
Housing | Non-performing - Stage 3
Provisions for expected credit losses
Provisions for ECL/Impairment charges	498	607	830
Personal
Provisions for expected credit losses
Provisions for ECL/Impairment charges	589	682	723
Personal | Performing - Stage 1
Provisions for expected credit losses
Provisions for ECL/Impairment charges	124	153	184
Personal | Performing - Stage 2
Provisions for expected credit losses
Provisions for ECL/Impairment charges	315	355	331
Personal | Non-performing - Stage 3
Provisions for expected credit losses
Provisions for ECL/Impairment charges	150	174	208
Business
Provisions for expected credit losses
Provisions for ECL/Impairment charges	2,644	2,809	3,045
Business | Performing - Stage 1
Provisions for expected credit losses
Provisions for ECL/Impairment charges	690	623	658
Business | Performing - Stage 2
Provisions for expected credit losses
Provisions for ECL/Impairment charges	1,112	995	1,533
Business | Non-performing - Stage 3
Provisions for expected credit losses
Provisions for ECL/Impairment charges	$ 842	$ 1,191	$ 854